Investments in Associates (Details) - Schedule ofsocial security contingencies that may arise on the associates - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 462	$ 365
Non-current assets	20,205	18,786
Current liabilities	(240)	(479)
Non-current liabilities	(1,926)	(1,260)
Net assets	18,501	17,412
The Group’s share of net assets	6,049	5,693
Star Rock SAL Lebanon [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets	8	7
Non-current assets	1,999	1,870
Current liabilities	(25)	(120)
Non-current liabilities	(273)	(152)
Net assets	1,709	1,605
The Group’s share of net assets	559	525
Sina SAL Lebanon [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets	9	11
Non-current assets	1,390	1,287
Current liabilities	(18)	(148)
Non-current liabilities	(288)	(152)
Net assets	1,093	998
The Group’s share of net assets	357	326
Silver Rock SAL Lebanon [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets	7	3
Non-current assets	2,231	2,091
Current liabilities	(30)	(29)
Non-current liabilities	(210)	(151)
Net assets	1,998	1,914
The Group’s share of net assets	653	626
Golden Rock SAL Lebanon [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets	438	344
Non-current assets	14,585	13,538
Current liabilities	(167)	(182)
Non-current liabilities	(1,155)	(805)
Net assets	13,701	12,895
The Group’s share of net assets	$ 4,480	$ 4,216